Financing Obligations	12 Months Ended
Dec. 31, 2017
Debt and Financing Obligations [Abstract]
Financing Obligations

10.	FINANCING OBLIGATIONS

	December 31, 2017	December 31, 2016
Revolving credit facility (a)	—	—
Senior secured notes (b)	—	$297.6
Equipment financing obligations	$7.5	$7.3
	$7.5	$304.9
Less: Current portion of financing obligations	($4.2)	($3.6)
	$3.3	$301.3

(a) Revolving credit facility
On September 21, 2017, the Company amended and increased its existing undrawn revolving credit facility (the "Facility") from $150.0 million to $400.0 million. The maturity date of the Facility has been extended to September 20, 2021. The amended Facility bears interest at an interest rate of Libor plus 2.00% to 3.125% on drawn amounts and stand-by fees of 0.45% to 0.70% on undrawn amounts, based on the Company's net leverage ratio, as defined in the agreement.
The Facility is secured against all of the material present and future assets, property and undertakings of the Company. The Facility contains various covenants customary for a loan facility of this nature, including limits on indebtedness, asset sales and liens. It contains financial covenant tests that include (a) a minimum interest coverage ratio of 3.0:1.0 and (b) a maximum net leverage ratio of 3.5:1.0, both as defined in the agreement. As at December 31, 2017, the Company is in compliance with the covenants and the Facility is fully undrawn.
During the year ended December 31, 2017, the Company incurred costs of $2.1 million to amend the Facility. These costs will be amortized into net earnings over the term of the Facility.

(b) Senior secured notes
On March 27, 2014, the Company completed an offering of $315.0 million senior secured notes. The secured notes were sold at 96.524% of par, resulting in total proceeds of $304.1 million.

On April 3, 2017, the Company redeemed the senior secured notes on the first available prepayment date at 103.875% of face value for $327.2 million, plus accrued interest to the date of redemption of $12.2 million. In connection with the redemption of the notes, the Company recorded a pre-tax loss of $29.1 million, being the difference between the carrying amount of the senior secured notes, inclusive of the prepayment option embedded derivative, and the redemption amount. In addition, the Company recorded a deferred tax recovery of $7.3 million on the redemption.